TAX (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income tax	$ 0	$ (2,942)
IRPJ [Member]
Income tax	0	(1,843)
CSLL [Member]
Income tax	$ 0	$ (1,099)